SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Dividend yield		0.00%
Expected volatility		57.00%
Risk-free interest rate		0.73%
Expected life (years)		4 years 2 months 19 days
Stock options, expiration period	7 years
Minimum [Member]
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Vesting period	3 years
Maximum [Member]
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Vesting period	4 years